Other Finance Expenses - Components Interest Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Other Finance Expenses
Interest expense	$ 7,886	$ 12,529	$ 17,712	$ 25,530
Amortization of debt issuance cost and fair value of debt assumed	626	657	1,262	1,314
Total interest cost	$ 8,512	$ 13,186	$ 18,974	$ 26,844